Expense Example - Retail - Vanguard Global ESG Select Stock Fund	Investor Shares 1 Year	Investor Shares 3 Years	Investor Shares 5 Years	Investor Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 3 Years	Admiral Shares 5 Years	Admiral Shares 10 Years
USD ($)	56	176	307	689	46	144	252	567